Tax Matters - Deferred Taxes (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Taxes and other current assets	$ 3,600,000,000	$ 4,000,000,000
Taxes and other noncurrent assets	700,000,000	1,200,000,000
Other current liabilities	11,000,000	350,000,000
Noncurrent deferred tax liabilities	$ 21,593,000,000	$ 18,861,000,000